File No. 033-87276
                                               Rule 497(j)






                   Penn Mutual Variable Life Account I
                 The Penn Mutual Life Insurance Company
                       Statement of Certification
      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended


  The Registrant hereby certifies that the forms of prospectuses that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from the prospectuses incorporated by reference in Post-Effective Amendment No. 3 to its Registration Statement on Form S-6 (File No. 033-87276), which was filed electronically on July 31, 1997 (Accession No. 0000918507-97-000085).






                      PENN MUTUAL VARIABLE LIFE ACCOUNT I

                      BY:  THE PENN MUTUAL LIFE INSURANCE COMPANY

                           BY:  /s/ Richard F. Plush
                                Richard F. Plush
                                Vice President


  Date:  August 20, 1997


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